Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	34,263,625
Proposed Maximum Offering Price per Unit	2.43
Maximum Aggregate Offering Price	$ 83,260,609
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,747
Offering Note
(1)
Represents (i) 20,000,000 shares of common stock, par value $0.01 per share (the “
Common Stock
”) of Sabre Corporation (the “
Registrant
”) issuable in connection with equity awards under the Sabre Corporation 2025 Omnibus Incentive Compensation Plan (the “
2025 Omnibus Plan
”); and (ii) 14,263,625 shares of Common Stock of the Registrant remaining available for issuance under the Sabre Corporation 2024 Omnibus Incentive Compensation Plan (the “
2024 Omnibus Plan
”) that are not the subject of outstanding awards as of the effective date of the 2025 Omnibus Plan and which will now be issuable under the 2025 Omnibus Plan.

(2)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the applicable plan by reason of any stock dividend, stock split, recapitalization or other similar transaction affected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.